Initial Public Offering	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Initial Public Offering [Abstract]
Initial Public Offering

Note 3 — Initial Public Offering

On August 6, 2020, the Company consummated its Initial Public Offering of 16,000,000 Public Shares, including the 2,086,956 Public Shares as a result of the underwriters’ full exercise of their over-allotment option, at an offering price of $10.00 per Public Share, generating gross proceeds of $160.0 million, and incurring offering costs of approximately $9.4 million, inclusive of $5.6 million in deferred underwriting commissions.

Note 3 — Initial Public Offering

On August 6, 2020, the Company consummated its Initial Public Offering of 16,000,000 Public Shares, including the 2,086,956 Public Shares as a result of the underwriters’ full exercise of their over-allotment option, at an offering price of $10.00 per Public Share, generating gross proceeds of $160.0 million, and incurring offering costs of approximately $9.4 million, inclusive of $5.6 million in deferred underwriting commissions.